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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gabriel Capital Corp.

Address:   450 Park Avenue
           New York, NY  10022


Form 13F File Number: 28-4341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     J. Ezra Merkin
Title:    President
Phone:    212-838-7200


Signature, Place, and Date of Signing:

/s/ J. Ezra Merkin            New York, New York              August 9, 2004
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             Form 13F SUMMARY PAGE


Gabriel Capital Corp.
28-4341


Report Summary:


Number of Other Included Managers:        1
Form 13F Information Table Entry Total:   63
Form 13F Information Table Value Total: $57,418
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

01              28-6882                  STEPHEN FEINBERG








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                           FORM 13F INFORMATION TABLE

Gabriel Capital Corp.
28-4341




             ITEM 1        ITEM 2       ITEM 3       ITEM 4           ITEM 5             ITEM 6       ITEM 7       ITEM 7
             ------        ------       ------       ------           ------             ------       ------       ------

DESCRIBE               TITLE OF CLASS   CUSIP       QUANTITY       MARKET VALUE        INVESTMENT    MANAGER       VOTING
--------               --------------   -----       --------       ------------        ----------    -------       ------


ALLETE INC             COM             018522102        42,500      $1,415,250.00       SOLE (A)       N/A           SOLE (A)
ALLETE INC
 JULY 30 CALL          CALL OPTION     0185220GF         5,000        $150,000.00       SOLE (A)       N/A           SOLE (A)
ALLETE INC JULY
 35 CALL               CALL OPTION     0185220GG        15,000        $525,000.00       SOLE (A)       N/A           SOLE (A)
AMERICAN HOME
 MORTGAGE INVESTMENT   COM             02660R107        15,000        $388,950.00       SOLE (A)       N/A           SOLE (A)
AMERICAN MED ELECT
 INC                   COM             027425958       320,400              $0.00       SOLE (A)       N/A           SOLE (A)
AMERICAN MEDICAL
 ELECTRONICS INC       COM             027425891       320,400              $0.00       SOLE (A)       N/A           SOLE (A)
ANVIL HOLDINGS INC
 13%3/15/09 SER B      COM             037344702        28,176        $507,168.00       SOLE (A)       N/A           SOLE (A)
APARTMENT INVESTMENT
 & MANAGEMENT CO       COM-CLASS A     03748R101       565,798     $17,613,292.00      SHARED (B)      N/A          SHARED (B)
ASK JEEVES INC         COM             045174109         1,000         $38,960.00       SOLE (A)       N/A           SOLE (A)
AVANT IMMUNOTHERAP
 WRTS EXP 8/24/03      WARRANT         053491114         3,979              $0.00       SOLE (A)       N/A           SOLE (A)
CALPINE CAP TRUST
 5.75% PRFD            PRFD            131346207        17,500        $851,035.00       SOLE (A)       N/A           SOLE (A)
CISCO SYSTEMS INC      COM             17275R102         1,000         $23,700.00       SOLE (A)       N/A           SOLE (A)
CITIGROUP INC
 LITIGATION WARRANTS   WARRANT         172967127       397,434        $345,767.58       SOLE (A)       N/A           SOLE (A)
CLARENT CORP           COM             180461105       125,000          $4,375.00       SOLE (A)       N/A           SOLE (A)
DEL MONTE FOODS CO     COM             24522P103        20,000        $203,200.00       SOLE (A)       N/A           SOLE (A)
DIGITAL RECORDERS INC  COM             253869101        35,000        $242,550.00       SOLE (A)       N/A           SOLE (A)
EUROTECH LTD           COM             298796103        21,600            $842.40       SOLE (A)       N/A           SOLE (A)
FIRST HEALTH GROUP
 CORP                  COM             320960107        20,000        $312,200.00       SOLE (A)       N/A           SOLE (A)
FLEETWOOD ENTER 6.00%
 02/15/28 PRFD         PRFD            339072407        35,000      $1,561,875.00       SOLE (A)       N/A           SOLE (A)
FOSTER WHEELER PRFD
 CPTL TRUST 9.00%      PRFD            302684204        23,550        $182,748.00       SOLE (A)       N/A           SOLE (A)
GENTA INC AUG 04
 $2.50 CALL            CALL OPTION     37245M0HZ        12,500         $31,250.00       SOLE (A)       N/A           SOLE (A)
HANGER ORTHOPEDIC
 GROUP INC             COM             41043F208         7,500         $87,900.00       SOLE (A)       N/A           SOLE (A)
HAWAIIAN HOLDINGS INC  COM             419879101           500          $3,575.00       SOLE (A)       N/A           SOLE (A)
HAYES LEMMERZ INTL     COM             420781304        20,000        $302,000.00       SOLE (A)       N/A           SOLE (A)
HEALTHSOUTH CORP       COM             421924101        25,000        $150,000.00       SOLE (A)       N/A           SOLE (A)
IMPERIAL CREDIT INDS
 WARRANTS@$3.00        WARRANT         452729114           294              $0.00       SOLE (A)       N/A           SOLE (A)
INDIGO N.V. CVR        COM             428CVR997        16,292              $0.00       SOLE (A)       N/A           SOLE (A)
INTERNET CAPITAL
 GROUP INC             COM             46059C205        51,249        $394,617.30       SOLE (A)       N/A           SOLE (A)
IPIX CORP              COM             44982L103         2,800         $39,144.00       SOLE (A)       N/A           SOLE (A)
ISHARES MSCI JAPAN
 INDEX FUND            COM             464286848        16,000        $169,920.00       SOLE (A)       N/A           SOLE (A)
JACKSON PRODUCTS INC
 COMMON                COM             468694104           356        $250,000.00       SOLE (A)       N/A           SOLE (A)
JACKSON PRODUCTS INC
 PREFERRED             PRFD            468694203           178             $35.60       SOLE (A)       N/A           SOLE (A)
JAMESWAY CORP          COM             470737107       555,855              $0.00       SOLE (A)       N/A           SOLE (A)
MARCONI CORP PLC       COM             56630M101        19,453        $242,029.00      SHARED (B)      N/A          SHARED (B)
MCI INC                COM             552691107         7,312        $105,512.16       SOLE (A)       N/A           SOLE (A)
MILLICOM INTL
 CELLULAR S.A.         COM             L6388F110            92          $2,012.04       SOLE (A)       N/A           SOLE (A)
MILLICOM INTL
 CELLULAR S.A.         COM             L6388F110     1,042,772     $22,805,424.00      SHARED (B)      N/A          SHARED (B)
MOTOROLA INC           COM             620076109         5,000         $91,250.00       SOLE (A)       N/A           SOLE (A)
NOEL GROUP             COM             655260107     1,974,736              $0.00       SOLE (A)       N/A           SOLE (A)
NOEL GROUP
 LIQUIDATING
 TRUST                 COM             655266104     1,974,736         $98,736.80       SOLE (A)       N/A           SOLE (A)
NOEL GROUP/CAREER
 BLAZERS PHYS UNIT     COM             655260305     1,982,736          $1,982.74       SOLE (A)       N/A           SOLE (A)
NOEL GROUP/LEVCOR
 INTL                  COM             52729D102        57,267        $137,440.80       SOLE (A)       N/A           SOLE (A)
NYMOX PHARMACEUTICAL
 CORP                  COM             67076P102       445,453      $1,674,903.28       SOLE (A)       N/A           SOLE (A)
PEGASUS
 COMMUNICATIONS
 CORP                  COM             705904605         7,440        $181,982.40       SOLE (A)       N/A           SOLE (A)
PHOTOELECTRON CORP     COM             719320103       499,850             $49.99       SOLE (A)       N/A           SOLE (A)
PURCHASEPRO.COM, INC   COM             746144302         1,200             $42.00       SOLE (A)       N/A           SOLE (A)
RAMBUS                 COM             750917106         8,000        $141,840.00       SOLE (A)       N/A           SOLE (A)
REPTRON ELECTRONICS    COM             76026W208         5,000         $36,850.00       SOLE (A)       N/A           SOLE (A)
S&P DEPOSITORY
 RECEIPTS TRUST
 SER 1                 COM             78462F103        12,100      $1,385,813.00       SOLE (A)       N/A           SOLE (A)
SEAGATE TECHNOLOGY
 TAX REFUNDABLE A      COM             811804988       616,900              $0.00       SOLE (A)       N/A           SOLE (A)
SERONO SA              COM             81752M101        15,000        $236,250.00       SOLE (A)       N/A           SOLE (A)
SILICON GRAPHICS INC   COM             827056102        25,500         $56,100.00       SOLE (A)       N/A           SOLE (A)
SOVEREIGN BANCORP,
 INC                   COM             845905108        10,000        $221,000.00       SOLE (A)       N/A           SOLE (A)
SPEEDUS CORP           COM             847723103           236            $278.00      SHARED (B)      N/A          SHARED (B)
STEMCELLS              COM             85857R105         6,270          $9,593.10       SOLE (A)       N/A           SOLE (A)
SUPERGEN INC           COM             868059106        75,000        $483,750.00       SOLE (A)       N/A           SOLE (A)
TIMET CAP TRUST
 6.625%
 12/01/26 PRFD         PRFD            887381408        17,500        $717,500.00       SOLE (A)       N/A           SOLE (A)
TROPICAL SPORTSWEAR
 INTL                  COM             89708P102        10,000         $35,500.00       SOLE (A)       N/A           SOLE (A)
TV MAX HOLDINGS        COM             87307X104       155,306      $1,009,489.00       SOLE (A)       N/A           SOLE (A)
TXU EUROPE
 CAPITAL-9.75%
 PRFD                  PRFD            87316S203        15,000         $86,700.00       SOLE (A)       N/A           SOLE (A)
VIEWPOINT CORP         COM             92672P108       266,386        $530,108.14       SOLE (A)       N/A           SOLE (A)
VION PHARMACEUTICALS   COM             927624206       319,999      $1,331,195.84       SOLE (A)       N/A           SOLE (A)
WORLDCOM INC-MCI
 GROUP                 COM             98157D304         2,000             $20.00       SOLE (A)       N/A           SOLE (A)

                                                                   $57,418,707.16

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